CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment in real estate:
Land	$ 4,623,944	$ 4,722,674
Buildings and equipment	19,837,750	20,300,355
Less accumulated depreciation	(974,185)	(129,794)
Construction in progress	135,807	117,137
Net property and equipment	23,623,316	25,010,372
Investment in and loans to/from Unconsolidated Real Estate Affiliates	3,052,973	3,153,698
Net investment in real estate	26,676,289	28,164,070
Cash and cash equivalents	572,872	1,021,311
Accounts and notes receivable, net	218,749	114,099
Deferred expenses, net	170,012	175,669
Prepaid expenses and other assets	1,805,535	2,300,452
Assets held for disposition	74,694	591,778
Total assets	29,518,151	32,367,379
Liabilities:
Mortgages, notes and loans payable	17,143,014	17,841,757
Accounts payable and accrued expenses	1,445,738	1,893,571
Dividend payable	526,332	38,399
Deferred tax liabilities	29,220	36,463
Tax indemnification liability	303,750	303,750
Junior Subordinated Notes	206,200	206,200
Warrant liability	985,962	1,041,004
Liabilities held for disposition	74,795	592,122
Total liabilities	20,715,011	21,953,266
Redeemable noncontrolling interests:
Preferred	120,756	120,756
Common	103,039	111,608
Total redeemable noncontrolling interests	223,795	232,364
Commitments and Contingencies
Redeemable Preferred Stock: as of December 31, 2011 and December 31, 2010, $0.01 par value, 500,000 shares authorized, none issued and outstanding
Equity:
Common stock: as of December 31, 2011, $0.01 par value, 11,000,000,000 shares authorized and 935,307,487 shares issued and outstanding; as of December 31, 2010, $0.01 par value, 11,000,000,000 shares authorized and 941,880,014 shares issued and outstanding	9,353	9,419
Additional paid-in capital	10,405,318	10,681,586
Retained earnings (accumulated deficit)	(1,883,569)	(612,075)
Accumulated other comprehensive (loss) income	(47,773)	172
Total stockholders' equity	8,483,329	10,079,102
Noncontrolling interests in consolidated real estate affiliates	96,016	102,647
Total equity	8,579,345	10,181,749
Total liabilities and equity	$ 29,518,151	$ 32,367,379